Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of cash and cash equivalents and restricted cash presented on the Consolidated Statements of Cash flows

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Cash and cash equivalents	$19,344	$16,890
Restricted cash	3,526	1,762
Total	$22,870	$18,652

Schedule of activity in allowance of credit losses

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands)	2022	2021	2022	2021
Balance at beginning of period	$3,011	$4,005	$3,749	$3,977
Charged to selling, general and administrative expense	25	56	922	100
Write-offs	(644)	(395)	(2,279)	(411)
Total	$2,392	$3,666	$2,392	$3,666

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Balance at beginning of period	$3,977	$606
Charged to selling, general and administrative expense	439	4,452
Write-offs and adjustments	(667)	(1,081)
Total	$3,749	$3,977